Shareholder Report, Holdings (Details)	Aug. 31, 2025
Unlimited HFEQ Equity Long/Short ETF | E-mini Nasdaq-100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Unlimited HFEQ Equity Long/Short ETF | MSCI Emerging Markets Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Unlimited HFEQ Equity Long/Short ETF | Vanguard US Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Unlimited HFEQ Equity Long/Short ETF | E-mini S&P Financial Select Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Unlimited HFEQ Equity Long/Short ETF | Industrial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Unlimited HFEQ Equity Long/Short ETF | MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Unlimited HFEQ Equity Long/Short ETF | Euro STOXX 50 Dividend Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Unlimited HFEQ Equity Long/Short ETF | Utilities Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Unlimited HFEQ Equity Long/Short ETF | Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Unlimited HFEQ Equity Long/Short ETF | E-mini S&P Real Estate Select Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
Unlimited HFEQ Equity Long/Short ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
Unlimited HFEQ Equity Long/Short ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Unlimited HFGM Global Macro ETF | MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Unlimited HFGM Global Macro ETF | E-mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.79%
Unlimited HFGM Global Macro ETF | British Pound/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
Unlimited HFGM Global Macro ETF | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%
Unlimited HFGM Global Macro ETF | iBoxx Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Unlimited HFGM Global Macro ETF | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Unlimited HFGM Global Macro ETF | Nikkei 225 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Unlimited HFGM Global Macro ETF | Japanese Yen/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.26%)
Unlimited HFGM Global Macro ETF | Swiss Franc/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.42%)
Unlimited HFGM Global Macro ETF | U.S. Treasury 5 Year Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.21%)
Unlimited HFGM Global Macro ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Unlimited HFGM Global Macro ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Unlimited HFMF Managed Futures ETF | E-mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.34%
Unlimited HFMF Managed Futures ETF | British Pound/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.16%
Unlimited HFMF Managed Futures ETF | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.83%
Unlimited HFMF Managed Futures ETF | Japanese Yen/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.28%)
Unlimited HFMF Managed Futures ETF | Canadian Dollar/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Unlimited HFMF Managed Futures ETF | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Unlimited HFMF Managed Futures ETF | Sugar #11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
Unlimited HFMF Managed Futures ETF | Soybeans [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.03%)
Unlimited HFMF Managed Futures ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Unlimited HFND Multi-Strategy Return Tracker ETF | MSCI Emerging Markets Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Unlimited HFND Multi-Strategy Return Tracker ETF | MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Unlimited HFND Multi-Strategy Return Tracker ETF | E-mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
Unlimited HFND Multi-Strategy Return Tracker ETF | British Pound/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Unlimited HFND Multi-Strategy Return Tracker ETF | iBoxx Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
Unlimited HFND Multi-Strategy Return Tracker ETF | U.S. Treasury 5 Year Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.67%)
Unlimited HFND Multi-Strategy Return Tracker ETF | Bloomberg Commodity Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Unlimited HFND Multi-Strategy Return Tracker ETF | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Unlimited HFND Multi-Strategy Return Tracker ETF | iShares Agency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Unlimited HFND Multi-Strategy Return Tracker ETF | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Unlimited HFND Multi-Strategy Return Tracker ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Unlimited HFND Multi-Strategy Return Tracker ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%